Equity - Acquisition of treasury stock (Parenthetical) (Details) - shares							12 Months Ended
	Dec. 27, 2023	Aug. 31, 2023	Jun. 16, 2023	Mar. 28, 2023	Nov. 23, 2022	Apr. 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Retirement (share)	2,744,718	2,842,929	4,243,281	3,676,470	4,149,262	3,665,423	(13,507,398)	(7,814,685)